Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,
	2020
	(in thousands)
Unsecured borrowings	$58,500
Less: current portion	(6,000)
Total	$52,500
Unused long-term credit lines	$40,000
Interest rate	0.68819	%~
	0.92112%
	2020/8/4	~
Duration	2030/9/2

Schedule of reconciliation of borrowings to cash flows arising from financing activities

Long-Term
borrowings
(in thousands)
January 1, 2020	$-
Change from financing activities:
Proceeds from borrowings	60,000
Repayments of borrowings	(1,500)
Total changes from financing activities	58,500
Other changes:
Effect of exchange rate changes	-
Total liability-related other changes	-
December 31, 2020	$58,500